Consolidated Statements of Income/(Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES [Abstract]
Vessel revenue - related party	$ 0	$ 8,221	$ 35,684
Vessel revenue	23,838	49,026	71,555
Commissions related party	0	(298)	(1,327)
Commissions	(759)	(1,333)	(1,852)
Vessel revenue, net	23,079	55,616	104,060
EXPENSES [Abstract]
Direct voyage expences	(8,035)	(13,587)	(2,541)
Vessel operating expenses	(11,086)	(26,983)	(34,727)
Voyage expenses - related party	(313)	(532)	(661)
Management fees - related party	(743)	(1,625)	(2,415)
Management Fees	(194)	(588)	(576)
General and administration expenses	(3,966)	(6,337)	(8,070)
General and administration expenses - related party	(412)	(402)	(603)
Loss on bad debts	0	(327)	0
Amortization of deferred dry-docking costs	(232)	(3,648)	(7,313)
Depreciation	(982)	(15,606)	(28,856)
Loss on sale of vessels	0	(15,590)	0
Impairment loss for vessels and deferred charges	(3,564)	(147,143)	(188,995)
Impairment loss for goodwill	0	(4,365)	(12,910)
Gain on disposal of subsidiaries	25,719	0	0
Operating income (loss)	19,271	(181,117)	(183,607)
OTHER INCOME (EXPENSE), NET [Abstract]
Interest and finance costs	(8,389)	(12,480)	(13,482)
Interest income	13	59	60
Loss on interest rate swaps	(8)	(189)	(641)
Foreign currency exchange gains (losses), net	19	(43)	(46)
Total other expenses	(8,365)	(12,653)	(14,109)
Income / (loss) before taxes	10,906	(193,770)	(197,716)
Income tax benefit/(expense)	1	2	(40)
Net income (loss)	$ 10,907	$ (193,768)	$ (197,756)
Net income (loss) per common share [Abstract]
Basic and diluted	$ 0.91	$ (16.74)	$ (27.04)
Weighted Average Common Shares Outstanding [Abstract]
Basic	11,958,140	11,576,576	7,314,636
Diluted	11,959,276	11,576,576	7,314,636